Property and Equipment (Details) - Schedule of composition and movement of property, plant and equipment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cost [Member]
Property and Equipment (Details) - Schedule of composition and movement of property, plant and equipment [Line Items]
Balance at beginning	$ 1,393	$ 143
Initial consolidation of subsidiaries		755
Purchases in the year	885	453
Disposals during the year	(261)
Adjustments arising from translating financial statements from functional currency to presentation currency	(189)	42
Balance at ending	1,828	1,393
Accumulated depreciation [Member]
Property and Equipment (Details) - Schedule of composition and movement of property, plant and equipment [Line Items]
Balance at beginning	247	54
Depreciation in the year	309	186
Adjustments arising from translating financial statements from functional currency to presentation currency	(42)	7
Balance at ending	514	247
Depreciated cost	1,314	1,146
Motor vehicles [Member] | Cost [Member]
Property and Equipment (Details) - Schedule of composition and movement of property, plant and equipment [Line Items]
Balance at beginning	258
Initial consolidation of subsidiaries		71
Purchases in the year	1	177
Disposals during the year	(35)
Adjustments arising from translating financial statements from functional currency to presentation currency	(27)	10
Balance at ending	197	258
Motor vehicles [Member] | Accumulated depreciation [Member]
Property and Equipment (Details) - Schedule of composition and movement of property, plant and equipment [Line Items]
Balance at beginning	19
Depreciation in the year	38	18
Adjustments arising from translating financial statements from functional currency to presentation currency	(4)	1
Balance at ending	53	19
Depreciated cost	144	239
Office furniture and equipment [Member] | Cost [Member]
Property and Equipment (Details) - Schedule of composition and movement of property, plant and equipment [Line Items]
Balance at beginning	291	19
Initial consolidation of subsidiaries		197
Purchases in the year	99	70
Disposals during the year	(121)
Adjustments arising from translating financial statements from functional currency to presentation currency	(34)	5
Balance at ending	235	291
Office furniture and equipment [Member] | Accumulated depreciation [Member]
Property and Equipment (Details) - Schedule of composition and movement of property, plant and equipment [Line Items]
Balance at beginning	20	4
Depreciation in the year	74	16
Adjustments arising from translating financial statements from functional currency to presentation currency	(5)
Balance at ending	89	20
Depreciated cost	146	271
Computers and peripheral equipment [Member] | Cost [Member]
Property and Equipment (Details) - Schedule of composition and movement of property, plant and equipment [Line Items]
Balance at beginning	572	92
Initial consolidation of subsidiaries		264
Purchases in the year	412	200
Disposals during the year	(105)
Adjustments arising from translating financial statements from functional currency to presentation currency	(81)	16
Balance at ending	798	572
Computers and peripheral equipment [Member] | Accumulated depreciation [Member]
Property and Equipment (Details) - Schedule of composition and movement of property, plant and equipment [Line Items]
Balance at beginning	180	45
Depreciation in the year	143	130
Adjustments arising from translating financial statements from functional currency to presentation currency	(27)	5
Balance at ending	296	180
Depreciated cost	502	392
Leasehold improvements [Member] | Cost [Member]
Property and Equipment (Details) - Schedule of composition and movement of property, plant and equipment [Line Items]
Balance at beginning	272	32
Initial consolidation of subsidiaries		223
Purchases in the year	373	6
Disposals during the year
Adjustments arising from translating financial statements from functional currency to presentation currency	(47)	11
Balance at ending	598	272
Leasehold improvements [Member] | Accumulated depreciation [Member]
Property and Equipment (Details) - Schedule of composition and movement of property, plant and equipment [Line Items]
Balance at beginning	28	5
Depreciation in the year	54	22
Adjustments arising from translating financial statements from functional currency to presentation currency	(6)	1
Balance at ending	76	28
Depreciated cost	$ 522	$ 244